Document and Entity Information	12 Months Ended
Jun. 30, 2026
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	Rezolute, Inc.
Entity Central Index Key	0001509261
Amendment Flag	false